Consolidated Statements of Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and finance costs, related party	$ 1,053	$ 504	$ 509
Commissions on Charter Hire Agreements [Member]
Related Party Transaction, Amounts of Transaction	511	487	358
Repairs and Maintenance [Member]
Related Party Transaction, Amounts of Transaction	$ 187	$ 136	$ 104